Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

D. Commitments and Contingencies

From time to time, the Company is involved in various legal proceedings arising in the normal course of business. For some matters, a liability is not probable or the amount cannot be reasonably estimated and, therefore, an accrual has not been made. However, for such matters when it is probable that the Company has incurred a liability and can reasonably estimate the amount, the Company accrues and discloses such estimates.

In 2014, a former financial advisor of the Company filed a request with the Iowa District Court to declare valid a purported right of first refusal to serve as the Company’s exclusive financial advisor for specified strategic transactions and to receive fees for the specified strategic transactions irrespective of whether any such specified transaction occurred during or after the term of the financial advisor’s service agreement. This filing by the former financial advisor was made in response to an action initiated by the Company in 2013 seeking a declaratory judgement finding that such purported right was invalid and unenforceable. Two former members of the Company’s board of directors (the “Board”) joined the lawsuit as intervenors based on the former financial advisor’s purported assignment of its rights, or a portion thereof, under the agreement to the intervenors. In September 2015, the court granted summary judgement in favor of the Company with respect to the Company’s declaratory judgement action and the former financial advisor’s counterclaims and the Company separately entered into settlement agreements with each of the intervenors. The settlements reached with the intervenors did not differ from the accrual previously recorded by the Company by a material amount. The former financial advisor subsequently filed a notice of appeal of the court’s ruling with the Supreme Court of Iowa and the appeal is pending. The Company is unable to predict the timing or ultimate outcome of this litigation as of the date of this report. However, if it is determined that such purported right of first refusal and right to receive a cash fee related to any such specified strategic transactions are valid, then the Company could be required to pay the counterparty a portion of the consideration or proceeds received in any such specified strategic transaction, potentially including the Deerfield Facility Agreement, the IPO, the sale of the Company’s Series D-1 redeemable convertible preferred stock (“Series D-1 Preferred”) to Cowen KP Investment LLC (“Cowen”), and future capital raising and other strategic transactions.

7. Commitments and Contingencies

Legal Matters

From time to time, the Company is involved in various legal proceedings arising in the normal course of business. For some matters, a liability is not probable or the amount cannot be reasonably estimated and therefore an accrual has not been made. However, for such matters when it is probable that the Company has incurred a liability and can reasonably estimate the amount, the Company accrues and discloses such estimates.

In 2014, a former financial advisor and current warrant holder of the Company filed a request with the Iowa District Court to declare valid a purported right of first refusal to serve as the Company’s exclusive financial advisor for specified strategic transactions and to receive fees for the specified strategic transactions irrespective of whether any such specified transaction occurred during or after the term of the financial advisor’s service agreement. This filing by the former financial advisor was made in response to an action initiated by the Company in 2013 seeking a declaratory judgment finding that such purported right was invalid and unenforceable. A trial date for this matter has been scheduled for August 2015 and the Company is unable to predict the timing or outcome of this litigation as of the date of this report. However, if it is determined that such purported right of first refusal and right to receive a cash fee related to any such specified strategic transactions are valid, then the Company could be required to pay the counterparty a portion of the consideration or proceeds received in any such specified strategic transaction, including the Company’s IPO and future capital raising transactions.

Lease Agreements

The Company leases office and laboratory facilities in Iowa under a long-term non-cancelable operating lease. The Company’s lease for its Iowa facilities expires in September 2016 and includes a renewal option that could extend the lease for an additional three years. The Company leases office space in Florida under a long-term non-cancelable operating lease, which expires in October 2017.

The Company leases various laboratory, computer and other office equipment that are accounted for as capital leases and that require ongoing payments including interest expense. The capital leases are financed through various financial institutions and are collateralized by the underlying assets. As of December 31, 2014, the interest rate for assets under remaining capital leases was 0.65%.

Rent expense for non-cancelable operating leases was $144,896 and $193,372 for the years ended December 31, 2013 and 2014, respectively.

Future minimum lease payments under capital leases and non-cancelable operating leases as of December 31, 2014 were as follows:

Year Ending December 31,	Capital Leases	Operating Leases
2015	$31,789	$168,101
2016	26,492	146,923
2017	—	65,494

Total minimum lease payments	58,281	$380,518

Less: amounts representing interest	(362)

Total	$57,919